Summary of Antidilutive Shares Excluded from Computation of Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	29,144,095	24,139,878	11,573,328
Class A and Class A-1 OP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	10,097,549	9,095,029	9,095,029
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	18,761,726	14,917,110	2,428,744
LTIP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	179,344	46,449
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	105,476	81,290	49,555